Condensed Consolidated Interim Statements of Changes in Equity (Unaudited) - JPY (¥) ¥ in Millions	Ordinary shares Previously Reported	Ordinary shares	Common stock Previously Reported	Common stock	Capital surplus Previously Reported	Capital surplus	Share- based payment reserve Previously Reported	Share- based payment reserve	Treasury shares Previously Reported	Treasury shares	Retained earnings Previously Reported	Retained earnings	Foreign currency translation adjustment Previously Reported	Foreign currency translation adjustment	Previously Reported	Total
Balance at Mar. 31, 2024		¥ 196	¥ 386		¥ 478	¥ 668					¥ 11,580	¥ 11,580			¥ 12,444	¥ 12,444
Effect of reverse recapitalization	¥ 196		¥ (386)		¥ 190
Foreign currency translation adjustment in foreign operations
Net loss for the period												436				436
Balance at Jun. 30, 2024		196				668						12,016				12,880
Balance at Mar. 31, 2025		213				13,317				(4)		(2,770)		13		10,769
Share-based payments								306								306
Foreign currency translation adjustment in foreign operations														207		207
Net loss for the period												(1,377)				(1,377)
Balance at Jun. 30, 2025		¥ 213				¥ 13,317		¥ 306		¥ (4)		¥ (4,147)		¥ 220		¥ 9,905